Note 3. Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Text Block]
Note 3.   Segment Information

We manage and report our operations through two business segments: healthcare services and license and management services. We evaluate segment performance based on total assets, revenue and income or loss before provision for income taxes. Our assets are included within each discrete reporting segment. In the event that any services are provided to one reporting segment by the other, the transactions are valued at the market price. No such services were provided during the three and nine months ended September 30, 2011 and 2010. Summary financial information for our two reportable segments is as follows:

(in thousands)	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Healthcare services
Revenues	$3	$9	$13	$19
Income (Loss) before provision for income taxes	(1,922)	(575)	(235)	(1,750)
Assets *	673	-	673	-

License & Management services
Revenues	$54	$95	$194	$319
Loss before provision for income taxes	(403)	(1,333)	(1,076)	(5,764)
Assets *	2,371	3,482	2,371	3,482

Consolidated continuing operations
Revenues	$57	$104	$207	$338
Income (Loss) before provision for income taxes	(2,325)	(1,908)	(1,311)	(7,514)
Assets *	3,044	3,482	3,044	3,482

* Assets are reported as of September 30.

(In thousands)	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Healthcare Services	$(1,922)	$(575)	$(235)	$(1,750)
License & Management services	(403)	(1,333)	(1,076)	(5,764)
Income (Loss) from continuing operations before provision for income taxes	$(2,325)	$(1,908)	$(1,311)	$(7,514)

Healthcare Services

Catasys’s integrated substance dependence solutions combine innovative medical and psychosocial treatments with elements of traditional disease management and ongoing member support to help organizations treat and manage substance dependent populations to impact both the medical and behavioral health costs associated with substance dependence and the related co-morbidities.

We are currently marketing our integrated substance dependence solutions to managed care health plans on a case rate or monthly fee, which involves educating third party payors on the disproportionately high cost of their substance dependent population and demonstrating the potential for improved clinical outcomes and reduced cost associated with using our Catasys programs. We launched our program in Nevada in May 2011, Kansas in June 2011, and Massachusetts in August 2011.  We have also signed an agreement with a health plan in Louisiana, which is expected to launch in the first quarter of 2012.    In aggregate the contracts that we have signed to date make our program available to approximately 520,000 health plan members.

The following table summarizes the operating results for Healthcare Services for the three and nine months ended September 30, 2011 and 2010:

(in thousands)	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Revenues	$3	$9	$13	$19

Operating Expenses
Cost of healthcare services	27	-	$262	-
General and administrative expenses
Salaries and benefits	1,477	529	5,445	1,650
Other expenses	661	55	2,046	119
Depreciation and amortization	1	-	3	-
Total operating expenses	$2,166	$584	$7,756	$1,769

Loss from operations	$(2,163)	$(575)	$(7,743)	$(1,750)
Interest and other income	-	-	4	-
Interest expense	(223)	-	(920)	-
Loss on debt extinguishment	-	-	(41)	-
Change in fair value of warrant liabilities	464	-	8,465	-
Income (Loss) before provision for income taxes	$(1,922)	$(575)	$(235)	$(1,750)

License and Management Services

Our license and management services segment is focused on delivering solutions for those suffering from alcohol, cocaine, methamphetamine and other substance dependencies by developing, licensing and commercializing innovative physiological, nutritional, and behavioral treatment programs. Treatment with our PROMETA Treatment Programs, which integrate behavioral, nutritional, and medical components, are available through physicians and other licensed treatment providers who have entered into licensing agreements with us for the use of our treatment programs. Also included in this segment is a licensed and managed treatment center, which offers a range of addiction treatment and mental health services, including the PROMETA Treatment Programs for dependencies on alcohol, cocaine and methamphetamines

The following table summarizes the operating results for License and Management services for the three and nine months ended September 30, 2011 and 2010:

(In thousands, except patient treatment data)	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Revenues
U.S. licensees	$16	$30	$57	$106
Managed treatment centers	38	65	137	213
Total license and management revenues	$54	$95	$194	$319

Operating expenses
Cost of license and management services	$133	$99	$165	$174
General and administrative expenses
Salaries and benefits	145	1,595	521	5,243
Other expenses	94	402	318	2,242
Impairment losses	-	1	-	39
Depreciation and amortization	84	204	263	705
Total operating expenses	$456	$2,301	$1,267	$8,403

Loss from operations	$(402)	$(2,206)	$(1,073)	$(8,084)
Interest and other income	-	1	-	129
Interest expense	(1)	(41)	(3)	(312)
Gain on the sale of marketable securities	-	-	-	696
Other than temorary impairment of marketable securities	-	(32)	-	-
Change in fair value of warrant liabilities	-	913	-	1,807
Loss before provision for income taxes	$(403)	$(1,333)	$(1,076)	$(5,764)

PROMETA patients treated
U.S. licensees	3	6	14	24
Managed treatment centers	-	7	4	21
	3	13	18	45

Average revenue per patient treated (a)
U.S. licensees	$5,500	$5,017	$4,082	$4,398
Managed treatment centers	-	2,972	7,125	3,213
Overall average	5,500	3,916	4,758	3,845

(a) The average revenue per patient treated excludes administrative fees and other non-PROMETA patient revenues.

Note 11.  Segment Information

We manage and report our operations through two business segments: healthcare services and license and management. In 2009, we revised our segments to reflect the disposal of CompCare. Our behavioral health managed care services segment, which had been comprised entirely of the operations of CompCare, is now presented in discontinued operations and is not a reportable segment (see Note 12—Discontinued Operations). Catasys Health operations were previously reported as part of healthcare services, but is now segregated and reported separately in license and management services. Prior years have been restated to reflect this revised presentation.

Healthcare Services

Catasys’s integrated substance dependence solutions combine innovative medical and psychosocial treatments with elements of traditional disease management and ongoing member support to help organizations treat and manage substance dependent populations to impact both the medical and behavioral health costs associated with substance dependence and the related co-morbidities.

We are currently marketing our integrated substance dependence solutions to managed care health plans for a case rate or monthly fee, which involves educating third party payors on the disproportionately high cost of their substance dependent population and demonstrating the potential for improved clinical outcomes and reduced cost associated with using our Catasys programs.

License and Management

Our license and management segment is focused on delivering solutions for those suffering from alcohol, cocaine, methamphetamine and other substance dependencies by developing, licensing and commercializing innovative physiological, nutritional, and behavioral treatment programs. Treatment with our PROMETA Treatment Programs, which integrate behavioral, nutritional, and medical components, are available through physicians and other licensed treatment providers who have entered into licensing agreements with us for the use of our treatment programs. Also included in this segment is a licensed and managed treatment center, which offers a range of addiction treatment services, including the PROMETA Treatment Programs for dependencies on alcohol, cocaine and methamphetamines.

Our license and management segment also comprises results from international operations in the prior periods; however, these operating segments are not separately reported as they did not meet any of the quantitative thresholds under current accounting rules regarding segment disclosures.

We evaluate segment performance based on total assets, revenue and income or loss before provision for income taxes. Our assets are included within each discrete reporting segment. In the event that any services are provided to one reporting segment by the other, the transactions are valued at the market price. No such services were provided during the years ended December 31, 2010 and 2009. Summary financial information for our two reportable segments is as follows:

	Twelve Months Ended
(in thousands)	December 31,
	2010	2009
License and Management services
Revenues	$420	$1,530
Loss before provision for income taxes	(17,116)	(15,642)
Assets *	7,944	19,105

Healthcare services
Revenues	$28	$-
Loss before provision for income taxes	(2,272)	(3,947)
Assets *	-	-

Consolidated continuing operations
Revenues	$448	$1,530
Loss before provision for income taxes	(19,388)	(19,589)
Assets *	7,944	19,105

* Assets are reported as of December 31.